Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Sustainable U.S. Equity ETF	Nov. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 15, 2021
Fidelity Sustainable U.S. Equity ETF
Bar Chart Table:
Annual Return 2022	(18.24%)